Goodwill (Tables)	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The following table reflects the changes in goodwill for the periods ended December 31, 2020, December 31, 2019 and March 31, 2021:

(in thousands)
Balance at December 31, 2018	$832,521
Acquisitions	11,257
Foreign currency translation and other adjustments	(7,135)
Balance at December 31, 2019	$836,643
Foreign currency translation	37,440
Balance at December 31, 2020	$874,083
Foreign currency translation	(18,505)
Balance at March 31, 2021 (unaudited)	$855,578
The following table reflects the changes in goodwill for the six months ended June 30, 2021:

(in thousands)
Balance at December 31, 2020	$874,083
Foreign currency translation	(13,587)
Balance at June 30, 2021	$860,496